Inventory - Schedule of Inventory (Details) - Yingxi Industrial Chain Group Co Ltd [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Raw material	$ 177,784	$ 98,282	$ 509,708
Work in progress	11,231	71,896	97,274
Finished goods	265,257	258,424	1,041
Consigned processing materials			21,357
Reusable materials			15
Inventory	$ 454,272	$ 428,602	$ 629,395